Janus Henderson Triton Fund Investment Strategy - Class D Shares [Member] - Janus Henderson Triton Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing at least 50% of its net assets in small- and medium-sized companies. The Fund may also invest in larger companies with strong growth potential. Small- and medium-sized companies are defined by portfolio management as those companies whose market capitalization falls within the 12-month capitalization range of the Russell 2500tm Growth Index at the time of purchase. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2025, they ranged from approximately $4 million to $29.86 billion. The Fund may invest in shares of companies through initial public offerings and secondary offerings. Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Factors that portfolio management may consider in its fundamental analysis include a company’s valuation, operating margins, or returns on capital. Portfolio management will generally consider selling a position when, among other things, there is a deterioration in a company’s competitive position or financials, a company reaches or exceeds its targeted value, or if a company’s market capitalization exceeds the top of the small- and medium-sized range. The Fund may also invest in foreign securities.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.